Employee benefits (Details 5) (Defined pension benefits, USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	$ 10,282	$ 8,867	$ 9,010
Level 1
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	4,848	4,122
Level 1 | Cash and equivalents
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	170	56
Level 1 | Global equities
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	2,112	1,717
Level 1 | Emerging markets equities
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	443	311
Level 1 | Global fixed income
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	1,984	1,921
Level 1 | Real estate
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	87	73
Level 1 | Commodities
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	52	44
Level 2
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	4,252	3,714
Level 2 | Cash and equivalents
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	252	365
Level 2 | Global equities
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	77	76
Level 2 | Global fixed income
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	3,140	2,838
Level 2 | Emerging markets fixed income
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	707	398
Level 2 | Insurance contracts
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	76	37
Level 3
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	1,182	1,031	988
Level 3 | Private equity
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	164	177	156
Level 3 | Hedge funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	153	113	136
Level 3 | Real estate
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	830	741	696
Level 3 | Commodities
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	35
Total fair value
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	10,282	8,867
Total fair value | Cash and equivalents
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	422	421
Total fair value | Global equities
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	2,189	1,793
Total fair value | Emerging markets equities
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	443	311
Total fair value | Global fixed income
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	5,124	4,759
Total fair value | Emerging markets fixed income
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	707	398
Total fair value | Insurance contracts
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	76	37
Total fair value | Private equity
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	164	177
Total fair value | Hedge funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	153	113
Total fair value | Real estate
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	917	814
Total fair value | Commodities
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	$ 87	$ 44